Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 23, 2018
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00000005	$ 0.00000005	$ 0.00000005	$ 0.0001
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000	1,000,000,000,000	500,000,000
Ordinary shares, shares issued	2,372,222,222	2,000,000,000	500,000,000
Ordinary shares, shares outstanding	2,350,123,270	1,948,376,000
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	22,098,952	51,624,000
Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, shares outstanding	1,993,498,826
Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, shares outstanding	356,624,444
Parent Company
Condensed Financial Statements Captions [Line Items]
Ordinary shares, par value	$ 0.00000005	$ 0.00000005
Ordinary shares, shares authorized	1,000,000,000,000	1,000,000,000,000
Ordinary shares, shares issued	2,372,222,222	2,000,000,000
Ordinary shares, shares outstanding	2,350,123,270	1,948,376,000
Treasury stocks, par value	$ 0.00000005	$ 0.00000005
Treasury stock, shares	22,098,952	51,624,000
Parent Company | Class A Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, shares outstanding	1,993,498,826
Parent Company | Class B Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Ordinary shares, shares outstanding	356,624,444